COMMON STOCK	12 Months Ended
Sep. 30, 2018
Notes to Financial Statements
NOTE 5 - COMMON STOCK

On January 27, 2016 the Company issued 36,000 shares of common stock with a value of $900 for service. The shares were never physically issued. On June 10, 2017, the Company cancelled the issuance and paid $900 in cash to the vendor.

On September 25, 2017 the Company sold 833,332 shares of common stock with a value of $250,000 for cash.

On September 30, 2017 the Company issued 700,000 shares of common stock for the conversion of $5,612 (CDN $7,000) of convertible debt.

On September 20, 2019 the Company received stock subscription agreement for 11,500,000 shares of common stock with a value of $11,500. As of September 30, 2019 the Company treated these transactions as stock subscriptions receivable.